Shareholder Report, Holdings (Details) - Fidelity Trend Fund	Dec. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%